Note 12 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2012	2013
Technology infrastructure	$9,605,535	$10,299,529
Computer equipment	1,911,447	1,840,958
Furniture, fixtures and equipment	3,200,237	3,548,706
Motor vehicle	731,672	609,345
Leasehold improvements	3,910,370	4,173,025
	19,359,261	20,471,563
Less: accumulated depreciation	(14,445,147)	(16,603,296)
	$4,914,114	$3,868,267